Related Party Transactions	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions
9.	RELATED PARTY TRANSACTIONS
Under an agreement between Sohu and Fox Financial Technology Group Limited (“Fox Financial,” formerly known as “SoEasy Internet Finance Group Limited”) entered into in August 2014, Sohu invested $4.8 million and $16.1 million, respectively, in Fox Financial in August 2014 and April 2015. In February 2016, Sohu invested an additional $10.5 million in Fox Financial.
Changyou’s Loan Arrangements with Fox Financial
Commencing in April 2015, certain subsidiaries of Changyou and certain subsidiaries of Fox Financial entered into a series of loan agreements pursuant to which the subsidiaries of Changyou were entitled to draw down HK dollar-denominated or U.S. dollar-denominated loans from the Fox Financial subsidiaries and the Fox Financial subsidiaries were entitled to draw down equivalent
RMB-denominated
loans from the Changyou subsidiaries, to facilitate each other’s business operations. All of the loans carry a fixed rate of interest which approximated the market interest rate at the inception of the loans.
In December 2018 and 2019, Changyou entered into several supplemental agreements with Fox Financial pursuant to which all accrued and unpaid interest on the loans as of December 31, 2018 and December 31, 2019 was added to the principal of the corresponding loans. In January 2019, Changyou advanced additional RMB denominated loans to Fox Financial so that the principal amounts of Changyou’s outstanding
RMB-denominated
loans to Fox Financial as of December 31, 2018 were equal to the principal amounts of Fox Financials’ outstanding U.S. dollar denominated loans to Changyou as of December 31, 2018, multiplied by the monthly average RMB to U.S. dollar exchange rate published by the Bank of China for the month of December 2018.
In December 2019, Changyou entered into additional supplemental agreements with Fox Financial pursuant to which Fox Financial provided security for its repayment obligations to Changyou, and Changyou similarly provided security for its repayment obligations to Fox Financial. Under those supplemental agreements, if Fox Financial fails to repay the
RMB-denominated
loan principal and corresponding interest owed to Changyou, Changyou will have the right to apply the amount of a security deposit, consisting of the outstanding U.S. dollar-denominated loan principal and corresponding interest owed by Changyou to Fox Financial, to repay the
RMB-denominated
loan principal and interest owed by Fox Financial to Changyou, and vice versa. The security deposit will be required to be replenished by Fox Financial or Changyou, as the case may be, if the amount of the security deposit is insufficient to repay the applicable loan principal and interest, and any remaining security deposit will be returned to Fox Financial or Changyou, as the case may be, if there is a surplus after the repayment of the loan principal and interest.
The loan arrangements expired on December 31, 2020 and no new supplemental agreements were signed. In May 2021, Changyou notified Fox Financial of Changyou’s intention to exercise its rights under the supplemental agreement by applying the security deposit to repay the RMB-denominated loan principal and corresponding interest owed by Fox Financial to Changyou. As of the date of this annual report, Changyou has not received any response from Fox Financial and accordingly, with an abundance of caution, has not so applied any of the security deposit. In connection with such loan arrangements, the Sohu Group recorded in the Sohu Group’s consolidated balance sheets as of December 31, 2023 loans receivable from Fox Financial in a total amount of $33.7 million as prepaid and other current assets, and loans payable to Fox Financial in a total amount of $34.1 million as other short-term liabilities.